Long term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long term debt [Line Items]
Weighted average interest rate	3.53%	3.34%	2.92%
Write off of unamortized deferred financing fees	$ 652	$ 0	$ 0
Excel vessel Bridge Facility
Long term debt [Line Items]
Write off of unamortized deferred financing fees	(652)
First-priority mortgage
Long term debt [Line Items]
Vessel Net	1,441,086
Second-priority mortgage
Long term debt [Line Items]
Vessel Net	$ 57,967